Income Taxes	3 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

5.	Income Taxes

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The estimated net operating loss carry forwards of approximately $263 at December 31, 2012 begin to expire in 2032. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Three Months Ended December 31, 2012	Period from July 13, 2012 (Inception) to December 31, 2012

Net income (loss) before income taxes	$837	$(263)

Income tax (expense) benefit at statutory rate	$(285)	$89

Net operating loss carry forward applied	285	–

Valuation allowance change	–	(89)

Provision for income taxes	$–	$–

The significant components of deferred income tax assets and liabilities at December 31, 2012 and September 30, 2012 are as follows:

	December 31, 2012	September 30, 2012

Net operating loss carryforward	$89	$374

Valuation allowance	(89)	(374)

Net deferred income tax asset	$–	$–